Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.0%
Boeing Co. (The), 2.60%, 10/30/25 (Call 07/30/25)	$780	$795,483
Embraer Netherlands Finance BV, 5.05%, 06/15/25	1,629	1,799,296
General Dynamics Corp., 3.50%, 05/15/25 (Call 03/15/25)	1,511	1,636,504
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)(a)	956	1,036,074
Lockheed Martin Corp., 2.90%, 03/01/25 (Call 12/01/24)	1,703	1,792,493
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	2,796	2,925,846
United Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	2,505	2,767,399

		12,753,095

Agriculture — 1.0%
Philip Morris International Inc., 3.38%, 08/11/25 (Call 05/11/25)(a)	1,331	1,426,047
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	4,246	4,647,799

		6,073,846

Airlines — 0.1%
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27(a)	199	212,092
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	418	453,342

		665,434

Apparel — 0.3%
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	970	1,059,938
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	968	1,038,074

		2,098,012

Auto Manufacturers — 1.6%
Ford Motor Credit Co. LLC
4.13%, 08/04/25	1,949	1,997,472
4.69%, 06/09/25 (Call 04/09/25)	1,098	1,157,621
General Motors Co., 4.00%, 04/01/25	618	659,894
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	85	85,920
4.00%, 01/15/25 (Call 10/15/24)	1,733	1,836,339
4.30%, 07/13/25 (Call 04/13/25)	1,437	1,542,778
4.35%, 04/09/25 (Call 02/09/25)	1,332	1,434,710
Toyota Motor Credit Corp., 3.40%, 04/14/25	1,013	1,091,973

		9,806,707

Auto Parts & Equipment — 0.5%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	403	424,891
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	240	259,997
Lear Corp., 5.25%, 01/15/25 (Call 01/15/21)	1,231	1,270,072
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	784	862,462

		2,817,422

Banks — 20.0%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	1,292	1,420,128
Banco Santander SA, 5.18%, 11/19/25	1,974	2,243,688
Bank of America Corp.
3.88%, 08/01/25	2,876	3,156,237
4.00%, 01/22/25	3,986	4,316,439
Series L, 3.95%, 04/21/25	4,265	4,616,180
Bank of New York Mellon Corp. (The)
3.95%, 11/18/25 (Call 10/18/25)(a)	893	995,186
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,374	1,447,330
Bank of Nova Scotia (The), 2.20%, 02/03/25	190	191,997
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	607	677,418
Barclays PLC, 3.65%, 03/16/25	3,005	3,192,662

Security	Par (000)	Value

Banks (continued)
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	$1,040	$1,103,586
Citigroup Inc.
3.30%, 04/27/25	2,740	2,914,127
3.88%, 03/26/25	1,711	1,843,209
4.40%, 06/10/25	3,924	4,333,195
5.50%, 09/13/25	2,195	2,555,068
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	1,523	1,673,929
Cooperatieve Rabobank UA, 4.38%, 08/04/25	2,363	2,600,222
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	1,800	1,934,676
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25	3,894	4,179,119
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/29/24)(a)	1,958	1,996,122
Fifth Third Bank/Cincinnati OH, 3.95%, 07/28/25 (Call 06/28/25)	800	882,864
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	4,242	4,514,676
3.75%, 05/22/25 (Call 02/22/25)	3,664	3,944,919
4.25%, 10/21/25	2,925	3,226,684
HSBC Holdings PLC, 4.25%, 08/18/25	2,336	2,532,878
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	699	766,663
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	4,023	4,243,943
3.90%, 07/15/25 (Call 04/15/25)	4,594	5,035,208
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25	1,250	1,336,500
KeyCorp., 4.15%, 10/29/25	1,349	1,500,169
Lloyds Bank PLC, 3.50%, 05/14/25	400	430,800
Lloyds Banking Group PLC
4.45%, 05/08/25	1,631	1,807,327
4.58%, 12/10/25	2,765	3,044,735
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	1,400	1,464,092
Mitsubishi UFJ Financial Group Inc., 3.78%, 03/02/25	1,241	1,343,643
Morgan Stanley
4.00%, 07/23/25	4,920	5,409,934
5.00%, 11/24/25	3,315	3,791,399
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	238	247,986
Northern Trust Corp., 3.95%, 10/30/25	1,481	1,640,637
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/23/25)	1,400	1,470,798
3.25%, 06/01/25 (Call 05/02/25)(a)	1,285	1,370,401
4.20%, 11/01/25 (Call 10/01/25)	525	585,538
Santander Holdings USA Inc., 4.50%, 07/17/25 (Call 04/17/25)	1,921	2,096,368
State Street Corp., 3.55%, 08/18/25(a)	2,275	2,479,864
Sumitomo Mitsui Financial Group Inc., 2.35%, 01/15/25	800	809,608
SVB Financial Group, 3.50%, 01/29/25	1,089	1,159,338
Truist Bank
3.63%, 09/16/25 (Call 08/16/25)	1,877	2,034,706
4.05%, 11/03/25 (Call 09/03/25)	706	789,054
Truist Financial Corp.
3.70%, 06/05/25 (Call 05/05/25)	1,229	1,341,355
4.00%, 05/01/25 (Call 03/01/25)	2,091	2,299,891
U.S. Bancorp., 3.95%, 11/17/25 (Call 10/17/24)	1,505	1,678,572
U.S. Bank N.A./Cincinnati OH, 2.80%, 01/27/25 (Call 12/27/24)	1,320	1,379,136
U.S. Bank NA/Cincinnati OH, 2.05%, 01/21/25 (Call 12/21/24)	50	50,568

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
3.00%, 02/19/25	$4,313	$4,527,356
3.55%, 09/29/25	4,075	4,393,013
Westpac Banking Corp., 2.35%, 02/19/25	1,931	1,967,496

		124,988,637

Beverages — 2.5%
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	4,103	4,526,183
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	140	151,068
Coca-Cola Co. (The), 2.88%, 10/27/25	2,772	2,944,224
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	250	266,927
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)	854	952,441
4.75%, 12/01/25	902	1,023,752
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)	425	451,992
4.42%, 05/25/25 (Call 03/25/25)	2,072	2,297,807
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)	1,972	2,072,316
3.50%, 07/17/25 (Call 04/17/25)	875	951,895

		15,638,605

Biotechnology — 1.6%
Amgen Inc., 3.13%, 05/01/25 (Call 02/01/25)(a)	2,000	2,113,120
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,623	1,771,261
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	2,548	2,807,565
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)	2,891	3,098,429

		9,790,375

Building Materials — 0.4%
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	665	723,899
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)(a)	975	1,071,125
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	807	889,742

		2,684,766

Chemicals — 1.5%
Dow Chemical Co. (The), 4.55%, 11/30/25 (Call 09/30/25)	909	1,020,007
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)	3,212	3,585,748
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	1,622	1,736,951
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	1,018	1,056,745
3.38%, 03/15/25 (Call 12/15/24)	710	750,498
Praxair Inc., 2.65%, 02/05/25 (Call 11/05/24)	568	589,624
Sherwin-Williams Co. (The), 3.45%, 08/01/25 (Call 05/01/25)	850	908,965

		9,648,538

Commercial Services — 1.0%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	1,613	1,745,250
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	595	661,063
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/24)	1,587	1,625,469
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,128	1,241,961
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	1,014	1,107,065

		6,380,808

Computers — 2.6%
Apple Inc.
2.50%, 02/09/25	2,668	2,764,235
2.75%, 01/13/25 (Call 11/13/24)	2,599	2,721,491
3.20%, 05/13/25	3,347	3,585,407

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	$3,936	$4,427,764
International Business Machines Corp., 7.00%, 10/30/25	989	1,261,766
Seagate HDD Cayman, 4.75%, 01/01/25	1,137	1,220,069

		15,980,732

Cosmetics & Personal Care — 0.2%
Unilever Capital Corp.
3.10%, 07/30/25	560	597,705
3.38%, 03/22/25 (Call 01/22/25)	768	824,863

		1,422,568

Diversified Financial Services — 5.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	955	1,000,382
4.45%, 10/01/25 (Call 08/01/25)	935	1,023,479
Affiliated Managers Group Inc., 3.50%, 08/01/25	460	490,047
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	50	50,068
3.25%, 03/01/25 (Call 01/01/25)	1,521	1,587,529
Ally Financial Inc., 4.63%, 03/30/25	760	837,170
American Express Co., 4.20%, 11/06/25 (Call 10/06/25)	1,218	1,367,278
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	2,114	2,217,248
4.20%, 10/29/25 (Call 09/29/25)	2,626	2,869,036
4.25%, 04/30/25 (Call 03/31/25)	1,005	1,109,048
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	528	555,773
3.85%, 05/21/25 (Call 03/21/25)	1,140	1,253,555
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	1,851	1,956,118
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)	1,060	1,134,242
Franklin Resources Inc., 2.85%, 03/30/25	645	674,851
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	3,110	3,300,052
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	2,279	2,495,824
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	420	467,905
Lazard Group LLC, 3.75%, 02/13/25	634	682,285
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)	680	689,126
Nomura Holdings Inc., 2.65%, 01/16/25	1,075	1,091,501
Synchrony Financial, 4.50%, 07/23/25 (Call 04/24/25)	1,982	2,154,811
TD Ameritrade Holding Corp., 3.63%, 04/01/25 (Call 01/01/25)	555	598,090
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	6,308	6,778,009
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)(a)	540	552,712

		36,936,139

Electric — 3.0%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	115	121,963
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	175	186,517
Berkshire Hathaway Energy Co., 3.50%, 02/01/25 (Call 11/01/24)	1,090	1,167,989
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	1,843	2,010,271
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)	180	192,402
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	1,033	1,108,853
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	410	444,444
Eversource Energy, Series H, 3.15%, 01/15/25 (Call 10/15/24)	455	477,259
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	2,276	2,483,662
Florida Power & Light Co., 3.13%, 12/01/25 (Call 06/01/25)	1,118	1,192,325
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 04/01/25)	850	907,468

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	$775	$811,433
3.25%, 11/01/25 (Call 08/01/25)	909	974,412
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25)	205	215,781
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)	460	485,558
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	636	670,916
Sempra Energy, 3.75%, 11/15/25 (Call 08/15/25)	615	664,766
Southern California Edison Co., Series E, 3.70%, 08/01/25 (Call 06/01/25)(a)	690	750,734
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	1,065	1,175,430
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	469	495,128
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	1,260	1,351,299
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	1,005	1,064,265

		18,952,875

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)(a)	100	106,262

Electronics — 0.4%
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	414	441,870
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	1,270	1,391,133
Legrand France SA, 8.50%, 02/15/25	25	32,882
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)(a)	574	626,550

		2,492,435

Environmental Control — 0.4%
Republic Services Inc., 3.20%, 03/15/25 (Call 12/15/24)	1,050	1,108,117
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)(a)	1,169	1,236,884

		2,345,001

Food — 1.9%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	371	388,604
3.95%, 03/15/25 (Call 01/15/25)	1,120	1,215,816
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	1,525	1,716,006
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	1,475	1,615,877
JM Smucker Co. (The), 3.50%, 03/15/25	1,481	1,583,737
Kraft Heinz Foods Co., 3.95%, 07/15/25 (Call 04/15/25)(a)	2,911	3,118,642
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)	792	853,356
3.75%, 10/01/25 (Call 07/01/25)	1,273	1,391,835

		11,883,873

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)	556	582,188

Gas — 0.3%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)	640	711,495
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)(a)	756	805,291

		1,516,786

Health Care – Products — 2.5%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,685	1,775,636
3.88%, 09/15/25 (Call 06/15/25)	1,101	1,215,548
Boston Scientific Corp., 3.85%, 05/15/25	1,124	1,225,722
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	960	1,033,901
Medtronic Inc., 3.50%, 03/15/25	4,405	4,768,192
Stryker Corp., 3.38%, 11/01/25 (Call 08/01/25)	1,137	1,226,812

Security	Par (000)	Value

Health Care – Products (continued)
Thermo Fisher Scientific Inc., 3.65%, 12/15/25 (Call 09/09/25)	$795	$866,788
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	3,488	3,722,115

		15,834,714

Health Care – Services — 1.8%
Anthem Inc., 2.38%, 01/15/25 (Call 12/15/24)	1,191	1,204,196
HCA Inc., 5.25%, 04/15/25	2,755	3,129,625
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	2,098	2,229,104
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	588	626,879
UnitedHealth Group Inc.
3.70%, 12/15/25	493	539,978
3.75%, 07/15/25	3,455	3,780,495

		11,510,277

Holding Companies – Diversified — 0.6%
Apollo Investment Corp., 5.25%, 03/03/25	375	392,344
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	140	141,296
4.25%, 03/01/25 (Call 01/01/25)	945	1,001,738
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)(a)	825	850,517
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	475	479,075
4.00%, 03/30/25 (Call 02/28/25)	618	635,941

		3,500,911

Home Furnishings — 0.1%
Whirlpool Corp., 3.70%, 05/01/25	752	808,896

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 3.05%, 08/15/25	350	373,089

Insurance — 2.1%
Aflac Inc., 3.25%, 03/17/25	915	973,514
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	240	258,132
American International Group Inc., 3.75%, 07/10/25 (Call 04/10/25)	2,443	2,648,994
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	1,484	1,625,114
Chubb INA Holdings Inc., 3.15%, 03/15/25	904	965,029
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	420	472,559
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	664	716,502
Lincoln National Corp., 3.35%, 03/09/25(a)	300	317,619
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)	1,198	1,275,978
MetLife Inc.
3.00%, 03/01/25	929	981,312
3.60%, 11/13/25 (Call 08/13/25)	760	827,982
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	781	829,781
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	300	321,456
XLIT Ltd., 4.45%, 03/31/25	852	942,789

		13,156,761

Internet — 0.5%
Amazon.com Inc., 5.20%, 12/03/25 (Call 09/03/25)	1,530	1,804,956
Baidu Inc., 4.13%, 06/30/25	510	552,978
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)(a)	872	944,585

		3,302,519

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.2%
ArcelorMittal SA, 6.13%, 06/01/25	$835	$960,526
Steel Dynamics Inc., 4.13%, 09/15/25 (Call 09/15/20)	50	51,424

		1,011,950

Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	780	825,357

Lodging — 0.7%
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)	1,015	1,034,559
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	470	504,150
3.75%, 10/01/25 (Call 07/01/25)(a)	560	603,596
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)	2,222	2,467,909

		4,610,214

Machinery — 0.5%
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	535	565,602
John Deere Capital Corp.
2.05%, 01/09/25	50	50,693
3.40%, 09/11/25(a)	855	924,409
3.45%, 03/13/25	1,184	1,278,388
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	140	146,282

		2,965,374

Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	1,510	1,521,068
3.00%, 08/07/25(a)	1,074	1,138,526
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)(a)	150	165,375
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	264	283,600

		3,108,569

Media — 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	7,048	7,889,813
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	1,771	1,891,269
3.38%, 08/15/25 (Call 05/15/25)	3,535	3,798,251
3.95%, 10/15/25 (Call 08/15/25)	3,900	4,313,478
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	666	702,763
3.95%, 06/15/25 (Call 05/15/25)	775	838,256
Grupo Televisa SAB, 6.63%, 03/18/25	755	898,186
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	1,184	1,273,025
ViacomCBS Inc., 3.50%, 01/15/25 (Call 10/15/24)	1,118	1,188,177
Walt Disney Co. (The), 3.70%, 10/15/25 (Call 07/15/25)	989	1,083,489

		23,876,707

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	1,886	2,018,567

Mining — 0.5%
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	2,324	2,538,831
Southern Copper Corp., 3.88%, 04/23/25(a)	794	846,086

		3,384,917

Oil & Gas — 3.8%
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)	1,437	1,574,219
BP Capital Markets PLC, 3.51%, 03/17/25	1,360	1,465,386
Canadian Natural Resources Ltd., 3.90%, 02/01/25 (Call 11/01/24)	1,160	1,251,501
Chevron Corp., 3.33%, 11/17/25 (Call 08/17/25)	1,468	1,590,431
Concho Resources Inc., 4.38%, 01/15/25 (Call 01/15/21)(a)	1,548	1,600,617

Security	Par (000)	Value

Oil & Gas (continued)
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)(a)	$855	$1,020,408
Diamondback Energy Inc., 5.38%, 05/31/25 (Call 05/31/20)	200	209,146
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	920	974,758
Exxon Mobil Corp., 2.71%, 03/06/25 (Call 12/06/24)	2,980	3,107,902
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	267	294,333
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	1,601	1,712,654
Occidental Petroleum Corp., 3.50%, 06/15/25 (Call 03/15/25)	1,155	1,210,509
Shell International Finance BV, 3.25%, 05/11/25	4,851	5,192,171
Total Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)(a)	1,236	1,269,755
Valero Energy Corp., 3.65%, 03/15/25(a)	1,177	1,263,286

		23,737,076

Oil & Gas Services — 0.6%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	3,486	3,764,706

Packaging & Containers — 0.1%
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)(a)	653	698,553

Pharmaceuticals — 8.6%
AbbVie Inc., 3.60%, 05/14/25 (Call 02/14/25)	6,029	6,447,232
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	4,306	4,617,711
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	1,079	1,135,281
AstraZeneca PLC, 3.38%, 11/16/25	3,420	3,681,630
Bristol-Myers Squibb Co., 3.88%, 08/15/25 (Call 05/15/25)(b)	3,297	3,615,985
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	945	1,015,488
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)(b)	1,891	1,986,741
4.13%, 11/15/25 (Call 09/15/25)	3,246	3,568,263
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	5,287	5,712,921
4.10%, 03/25/25 (Call 01/25/25)(a)	7,247	7,872,923
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	1,383	1,447,476
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	1,886	2,056,532
Johnson & Johnson, 2.63%, 01/15/25 (Call 11/15/24)	1,101	1,150,919
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	1,342	1,495,028
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	3,906	4,095,441
Novartis Capital Corp., 3.00%, 11/20/25 (Call 08/20/25)	2,496	2,661,734
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	935	1,052,352

		53,613,657

Pipelines — 4.7%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	2,054	2,328,291
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)(a)	1,219	1,352,237
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	925	1,095,172
Enbridge Inc., 2.50%, 01/15/25 (Call 12/15/24)(a)	240	244,711
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	130	131,439
4.05%, 03/15/25 (Call 12/15/24)	1,822	1,931,848
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)(a)	2,061	2,220,274
Kinder Morgan Inc./DE, 4.30%, 06/01/25 (Call 03/01/25)	2,847	3,124,583
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	1,315	1,395,925
4.88%, 06/01/25 (Call 03/01/25)	2,000	2,216,720
5.25%, 01/15/25 (Call 01/15/21)(b)	302	316,979
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	783	874,454
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	403	426,608

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	$1,856	$2,024,636
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	3,249	3,696,517
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	772	822,296
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 08/01/25)(a)	639	739,604
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	496	534,574
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	50	50,301
3.95%, 06/01/25 (Call 03/01/25)	1,006	1,031,915
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)(a)	1,346	1,438,955
4.00%, 09/15/25 (Call 06/15/25)	1,091	1,172,901

		29,170,940

Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	461	503,933
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)(a)	709	807,934

		1,311,867

Real Estate Investment Trusts — 5.6%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	835	891,897
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	115	116,695
2.95%, 01/15/25 (Call 12/15/24)	883	918,249
4.00%, 06/01/25 (Call 03/01/25)	1,761	1,914,735
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)(a)	915	984,787
3.50%, 11/15/25 (Call 08/15/25)(a)	473	511,663
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	1,674	1,766,472
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	856	915,620
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	250	267,153
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	500	547,995
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	492	534,366
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	580	654,066
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)(a)	486	526,771
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	588	630,565
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	685	730,710
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	1,280	1,433,254
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	1,542	1,632,022
4.00%, 06/01/25 (Call 03/01/25)	1,307	1,424,212
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	918	995,709
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	310	343,874
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	1,254	1,327,121
Liberty Property LP, 3.75%, 04/01/25 (Call 01/01/25)	140	151,663
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	506	557,683
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)	735	802,848
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	541	573,963
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)	871	944,687

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)(a)	$1,562	$1,717,856
Realty Income Corp., 3.88%, 04/15/25 (Call 02/15/25)	636	696,617
Service Properties Trust, 4.50%, 03/15/25 (Call 09/15/24)	505	532,043
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	1,250	1,347,575
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	1,034	1,085,255
UDR Inc., 4.00%, 10/01/25 (Call 07/01/25)	480	525,494
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	616	631,449
3.50%, 02/01/25 (Call 11/01/24)	1,148	1,217,672
VEREIT Operating Partnership LP, 4.63%, 11/01/25 (Call 09/01/25)(a)	850	946,815
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	954	1,012,776
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	2,521	2,756,083
Weyerhaeuser Co., 8.50%, 01/15/25	50	64,203
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	155	166,055

		34,798,673

Retail — 2.9%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	718	785,743
AutoZone Inc., 3.25%, 04/15/25 (Call 01/15/25)	839	886,957
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)	988	1,097,065
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	1,847	2,000,283
Home Depot Inc. (The), 3.35%, 09/15/25 (Call 06/15/25)	1,795	1,947,306
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)(a)	1,292	1,385,063
Lowe’s Companies Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	1,784	1,913,840
McDonald’s Corp., 3.38%, 05/26/25 (Call 02/26/25)	1,808	1,934,668
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)(a)	1,127	1,160,528
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	1,921	2,104,129
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)	2,775	3,018,146

		18,233,728

Semiconductors — 2.3%
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	1,547	1,690,840
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	1,292	1,429,094
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)	1,961	2,018,751
Intel Corp., 3.70%, 07/29/25 (Call 04/29/25)	3,951	4,338,475
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)(a)	837	912,640
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	3,552	3,815,239

		14,205,039

Software — 2.8%
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	2,008	2,148,620
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)(a)	718	795,042
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	1,645	1,784,282
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	3,500	3,667,685
3.13%, 11/03/25 (Call 08/03/25)	4,833	5,195,233
Oracle Corp., 2.95%, 05/15/25 (Call 02/15/25)	3,807	4,023,580

		17,614,442

Telecommunications — 3.5%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	7,852	8,329,794
3.60%, 07/15/25 (Call 04/15/25)	2,291	2,461,290
3.95%, 01/15/25 (Call 10/15/24)	2,177	2,363,329
Cisco Systems Inc., 3.50%, 06/15/25	600	654,780
Juniper Networks Inc., 4.35%, 06/15/25 (Call 03/15/25)(a)	242	265,210
Rogers Communications Inc., 3.63%, 12/15/25 (Call 09/15/25)	1,167	1,261,364
Verizon Communications Inc., 3.38%, 02/15/25	3,884	4,152,967
Vodafone Group PLC, 4.13%, 05/30/25	2,286	2,510,577

		21,999,311

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	$1,093	$1,155,487
3.65%, 09/01/25 (Call 06/01/25)(a)	790	864,916
7.00%, 12/15/25	170	217,418
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	1,501	1,571,667
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)(a)	1,002	1,079,334
FedEx Corp., 3.20%, 02/01/25	1,246	1,311,415
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	699	760,071
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/01/24)	944	1,001,027
3.25%, 08/15/25 (Call 05/15/25)	888	952,398
3.75%, 07/15/25 (Call 05/15/25)	999	1,090,069

		10,003,802

Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)(a)	200	207,964

Water — 0.2%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	1,028	1,099,271

Total Corporate Bonds & Notes — 98.5% (Cost: $585,385,577)		616,312,955

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.78%(c)(d)(e)	17,851	17,861,494

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	5,304	$5,304,000

		23,165,494

Total Short-Term Investments — 3.7% (Cost: $23,159,316)		23,165,494

Total Investments in Securities — 102.2% (Cost: $608,544,893)		639,478,449

Other Assets, Less Liabilities — (2.2)%		(13,479,940)

Net Assets — 100.0%		$625,998,509

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,230	(7,379)	17,851	$17,861,494	$18,328	(b)	$1,553		$(826)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,018	2,286	5,304	5,304,000	15,064		—		—

				$23,165,494	$33,392		$1,553		$(826)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$616,312,955	$—	$616,312,955
Money Market Funds	23,165,494	—	—	23,165,494

	$23,165,494	$616,312,955	$—	$639,478,449